October 10, 2002

Securities and Exchange Commission
Washington, DC



Re:		Deletion of erroneous N-30D Filing

Dear Ms. Sanders:

On November 1, 2001, a filing of the N-30D for the UBS
Investment Trust was erroneously transmitted under the UBS Managed Investments Trust File number 811-
04040. We are requesting a deletion of this filing (CIK number 0000746703) under accession number 0000912057-01-537266.
The correct filing of the UBS Investment Trust was subsequently transmitted on October 10, 2002.

Thank you for your assistance in this matter.



Sincerely,


Thomas Disbrow
Assistant Treasurer
UBS Managed Investment Trust


cc: Shaswat Das